Cover	Dec. 27, 2024
Cover [Abstract]
Entity Registrant Name	APPLE iSPORTS GROUP, INC.
Entity Central Index Key	0001134982
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this Amendment No. 1 to Form 8-K in response to a comment letter received from the Staff of the Securities and Exchange Commission. This Amendment No. 1 to Form 8-K supersedes in its entirety the Form 8-K filed on January 7, 2025.
Entity Emerging Growth Company	false
Document Period End Date	Dec. 27, 2024
Entity File Number	000-32389
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0126444
Entity Address Address Line 1	100 Spectrum Center
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92612
City Area Code	949
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	247-4210